12. Other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other Receivables
Other receivables
	Note	12.31.19	12.31.18
Non-current:
Financial credit		22,133	46,873
Related parties	36.d	3,895	7,168
RDSA credit		2,125,890	1,177,256
Allowance for the impairment of other receivables (1)		(2,125,890)	-
Total Non-current		26,028	1,231,297

Current:
Prepaid expenses		15,204	8,168
Credit for Real estate asset	39	59,890	-
Advances to suppliers		247	125,230
Security deposits		24,937	25,672
Financial credit		44,762	89,841
Receivables from electric activities		100,368	151,294
Related parties	36.d	25,766	41,436
Judicial deposits		68,616	46,872
Other		15,246	38
Allowance for the impairment of other receivables		(65,348)	(118,860)
Total Current		289,688	369,691

(1)     The impairment charge was charged to finance costs, net of the receivable revaluation.

Roll forward of the allowance for the impairment of other receivables
	12.31.19	12.31.18
Balance at beginning of year	118,860	61,309
Increase	2,156,440	83,536
Result from exposure to inlfation	(42,727)	(25,985)
Recovery	(41,335)	-
Balance at end of the year	2,191,238	118,860

(1)   The impairment charge was charged to finance costs, net of the receivable revaluation.

Aging analysis
	12.31.19	12.31.18
Without expiry date	118,553	74,360
Past due	50,513	53,595
Up to 3 months	91,963	198,155
From 3 to 6 months	14,437	31,392
From 6 to 9 months	11,493	7,506
From 9 to 12 months	2,729	4,683
More than 12 months	26,028	1,231,297
Total other receivables	315,716	1,600,988